Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	As of December 31, 2019
	Momo	Tantan	Total
	RMB	RMB	RMB
Balance, as of January 1, 2018	22,130	—	22,130
Acquisition of Tantan (Note 3)	—	3,994,358	3,994,358
Foreign exchange differences	—	290,341	290,341
Balance, as of December 31, 2018	22,130	4,284,699	4,306,829
Foreign exchange differences	—	53,781	53,781

Balance, as of December 31, 2019	22,130	4,338,480	4,360,610